CMA TAX-EXEMPT FUND



Semi-Annual Report

September 30, 1997



[FUND LOGO]
[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011                                #11214 -- 9/97



[FUND LOGO]
Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA Tax-Exempt Fund paid share-holders a net annualized yield of 3.19%*. As of September 30, 1997, the Fund's 7-day yield was 3.43%.

Investment Outlook and Strategy
Short-term interest rates declined during the six-month period ended September 30, 1997, since investors were satisfied that economic growth was slowing dramatically from the rapid first-quarter pace. Economic data released during the period was so favorable relative to both the economy and inflation that by the end of the period some investors had begun to factor in a possible easing of monetary policy. Another result of the positive inflationary data was that the yield curve assumed a flatter shape than it had during the six-month period ended March 31, 1997. For example, during the six-month period ended September 30, 1997, the yield on the three-month US Treasury bill fell 22 basis points (0.22%), while the yield on the one-year US Treasury bill fell 56 basis points, thus narrowing the spread between the two. This narrowing was even more dramatic for longer-term securities, reflecting investors' more modest expectations about inflation.

Interest rates on short-term tax-exempt securities also fell during the six-month period ended September 30, 1997, although they experienced periods of volatility resulting from supply and demand imbalances. The heavier-than-expected tax-related redemptions which occurred at the end of April continued into May, keeping interest rates on variable rate securities high for most of the first several months of the period. In fact, demand for short-term tax-exempt products did not materialize again until the beginning of July, an event that was short lived in an environment of heavy new-issue volume.

Assets of the tax-exempt money market fund industry fell from $148.2 billion at the outset of the period to $143.7 billion by June 1, 1997, only to rise for the remainder of the period to close marginally higher at approximately $151.3 billion on September 30, 1997. However, new-issue supply far outpaced demand as the vast majority of new short-term municipal supply is issued during this time of year. New issuance of short-term tax-exempt securities was $36.7 billion for the period, an increase of 117% over the $16.9 billion brought to market during the six-month period ended March 31, 1997. In addition to large fixed-rate note transactions issued by states including California, Texas, Wisconsin and Colorado, issuance of variable rate securities also increased for the period as issuers became more comfortable with the nature of adjustable rate debt. This new issuance needed time to be absorbed into the market, thus causing most of the fall in interest rates to occur later in the period. Additionally, this surge in new-issue supply kept interest rates on short-term tax-exempt securities from falling as dramatically as those on US Treasury bills.

We maintained the average portfolio maturity of CMA Tax-Exempt Fund in the 30-day range for the first several months of the six-month period in order to seek to take advantage of the flat-to-inverted yield curve which persisted during that time. However, as new issuance came to market in late summer and demand began to increase, we began to selectively extend the average portfolio maturity of the Fund with the purchase of nine-month--one-year fixed-rate notes, especially those issued by the states of Texas and California. This was prompted by the fact that we believed new issuance would be low in the upcoming months, as well as by our expectation that the Federal Reserve Board would keep interest rates unchanged. Thus, we ended the period in the mid 50-day range. We expect to extend the Fund's average portfolio maturity to the 65-day range in October and November as opportunities present themselves. We expect upcoming months to present us with traditionally low new issuance and heavy demand, especially in early January, providing the impetus for a more aggressive portfolio strategy. Credit quality and diversification remain paramount to the Fund as we seek to offer shareholders an attractive tax-exempt money market yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/PETER J. HAYES
Peter J. Hayes
Vice President and Portfolio Manager

November 4, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.





CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 1997                                                                  (in Thousands)

                    Face                                                                                               Value
State              Amount                                            Issue                                           (Note 1a)

Alabama --        $66,300     Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
2.1%                          VRDN, 4.10% due 12/01/2026 (a)                                                          $66,300
                   20,000     Birmingham, Alabama, Refunding, VRDN, Series A, 4.05% due 10/01/2015 (a)(e)              20,000
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN (a):
                   25,000     Series A, 4.05% due 5/01/2022                                                            25,000
                    9,000     Series E, 4% due 10/01/2022                                                               9,000
                    7,600     McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project), VRDN,
                              Series A, 4% due 12/01/2003 (a)                                                           7,600
                    9,170     Mobile, Alabama, IDB, PCR (International Paper Company Project),
                              Series A, 3.85% due 11/15/1997                                                            9,169
                    9,905     Montgomery, Alabama, Special Care Facilities Financing Authority, Health
                              Care Facilities Revenue Bonds (Saint Margaret's Hospital -- Daughters
                              of Charity), VRDN, 4.10% due 11/01/2013 (a)                                               9,905
                   15,000     Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                              4.05% due 6/01/2015 (a)                                                                  15,000
                   15,000     Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                              Corporation Project), VRDN, 4.15% due 1/01/2031 (a)                                      15,000

Alaska -- 1.2%     10,400     Alaska Industrial Development and Export Authority Revolving Fund, VRDN,
                              AMT, Series B, 4.10% due 4/01/2023 (a)                                                   10,400
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                              Co. Project), VRDN (a):
                   25,700     Series A, 4% due 12/01/2033                                                              25,700
                   30,000     Series B, 4% due 12/01/2033                                                              30,000
                   34,500     Series C, 4% due 12/01/2033                                                              34,500

Arizona -- 3.5%    26,300     Apache County, Arizona, IDA, IDR (Tucson Electric Power -- Springerville
                              Project), VRDN, Series B, 4.15% due 12/15/2018 (a)                                       26,300
                   10,200     Arizona Educational Loan Marketing Corporation Revenue Bonds, VRDN,
                              AMT, Series A, 4.15% due 3/01/2015 (a)(c)                                                10,200
                    4,300     Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds
                              (Samaritan Health Service Hospital), VRDN, Series B-2, 4% due
                              12/01/2008 (a)(c)                                                                         4,300
                    6,000     Maricopa County, Arizona, IDA, IDR (Citizens Utilities), CP, 3.85% due
                              2/04/1998                                                                                 6,000
                   21,500     Maricopa County, Arizona, PCR (El Paso Electric Co. Project), VRDN,
                              Series A, 4.15% due 7/01/2014 (a)                                                        21,500
                              Maricopa County, Arizona, PCR, Refunding (Arizona Public Service Co.),
                              VRDN (a):
                   10,800     Series A, 4% due 5/01/2029                                                               10,800
                   29,700     Series C, 4.05% due 5/01/2029                                                            29,700
                   19,700     Series D, 4% due 5/01/2029                                                               19,700
                   15,500     Series F, 4.10% due 5/01/2029                                                            15,500
                   10,635     Mohave County, Arizona, IDA, IDR, CP, 3.85% due 2/04/1998                                10,635
                   20,785     Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Lease
                              Revenue Bonds, VRDN, 4.20% due 7/01/2003 (a)                                             20,785
                    6,200     Phoenix, Arizona, VRDN, UT, Series 95-2, 4% due 6/01/2020 (a)                             6,200
                    2,300     Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 4.05% due 12/01/2009 (a)                                                            2,300
                              Salt River Project, Arizona, Agricultural Improvement and Power
                              District, Electric System Revenue Promissory Notes, CP:
                   14,685     3.65% due 10/22/1997                                                                     14,685
                   30,400     3.80% due 11/13/1997                                                                     30,400
                   36,600     3.65% due 11/18/1997                                                                     36,600
                   26,589     3.85% due 11/20/1997                                                                     26,589

Arkansas --        10,300     Arkansas State Development Finance Authority, Health Care Facilities
0.3%                          Revenue Bonds (Sisters of Mercy Health), VRDN, Series B, 4.05% due
                              6/01/2012 (a)                                                                            10,300
                   19,000     Little River County, Arkansas, Solid Waste Disposal Revenue Bonds
                              (Nekoosa Papers Incorporated Project), VRDN, AMT, 4.20% due
                              2/01/2025 (a)                                                                            19,000

California --                 California Higher Education Loan Authority, Inc., Student Loan
4.4%                          Revenue Bonds (i):
                   41,425     AMT, Series C, 3.95% due 6/01/1998                                                       41,425
                    3,250     Refunding, Series B, 4% due 7/01/1998                                                     3,250
                   33,000     Refunding, VRDN, AMT, Series E-1, 4.10% due 12/01/2022 (a)                               33,000
                   50,000     California Public Capital Improvements Financing Authority Revenue Bonds
                              (Pooled Loan Project), Series D, 3.80% due 12/15/1997                                    50,000
                  127,745     California State, RAN, 4.50% due 6/30/1998                                              128,370
                   17,505     Eastern Municipal Water District, California, Water and Sewer Revenue
                              Refunding Bonds, COP, VRDN, Series B, 4% due 7/01/2020 (a)(f)                            17,505
                   20,000     Los Angeles County, California, Local Education Agency, COP,
                              TRAN, Series A, 4.50% due 6/30/1998 (g)                                                  20,101
                   40,000     Los Angeles County, California, Metropolitan Transportation Authority
                              Revenue Bonds, MSTR, VRDN, Series 1, 4.15% due 7/01/2025 (a)(g)                          40,000
                   11,800     San Diego, California, COP, TRAN, Area Local Government, 4.75%
                              due 10/01/1997 (g)                                                                       11,800
                   22,600     Tulare County, California, TRAN, 4.25% due 6/30/1998                                     22,673

Colorado --                   Colorado Health Facilities Authority Revenue Bonds, VRDN (a):
0.8%                6,600     (North Colorado Medical Center), 4.05% due 5/15/2020 (c)                                  6,600
                   10,400     (Sisters of Charity Health Services), 4.05% due 5/15/2025                                10,400
                   11,800     (Sisters of Charity Health Services), Series C, 4.05% due 5/15/2022                      11,800
                   10,500     Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 4.25% due 11/15/2025 (a)                                                       10,500
                   14,755     Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public Improvements
                              Corporation), VRDN, 4% due 12/01/2035 (a)                                                14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project), VRDN (a):
                    6,500     AMT, Series B, 4.10% due 4/01/2014                                                        6,500
                    2,700     Series A, 4% due 4/01/2016                                                                2,700
                    8,000     Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN, 4.05%
                              due 6/01/2005 (a)                                                                         8,000

Connecticut --     17,900     Connecticut State, HFA, Housing Mortgage Finance Program, VRDN, Series G,
1.0%                          4% due 5/15/2018 (a)(e)                                                                  17,900
                   22,000     Connecticut State Special Assessment, Unemployment Compensation,
                              Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C,
                              3.90% due 7/01/1998 (f)                                                                  22,000
                    6,800     Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                              Infrastructure), VRDN, Second Lien, Series 1, 4.10% due 12/01/2010 (a)                    6,800
                              Eagle Tax-Exempt Trust, VRDN (a):
                   23,700     Connecticut Resource, Series 96A, Class 0701, 4.23% due 11/15/2004                       23,700
                   13,200     Connecticut State, Series 94, Class 071, 4.18% due 8/15/2012                             13,200

Delaware --                   Delaware State, EDA, IDR, VRDN, AMT, Series B (a):
0.7%               28,900     (Delaware City Waste Recovery), 3.80% due 11/20/1997 (b)                                 28,900
                   24,000     Refunding (Delaware Clean Power Project), 4.10% due 8/01/2029                            24,000
                              Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
                              VRDN, AMT (a):
                    4,400     4.15% due 10/01/2017                                                                      4,400
                    2,100     Series A, 4.15% due 10/01/2017                                                            2,100

District of                   District of Columbia, General Fund Recovery Bonds, VRDN, UT (a):
Columbia --        13,900     Series B-1, 4.05% due 6/01/2003                                                          13,900
1.0%               17,300     Series B-3, 4.05% due 6/01/2003                                                          17,300
                   17,400     District of Columbia, Hospital Revenue Bonds (Providence Hospital --
                              Daughters of Charity), VRDN, Series 89-A, 4.10% due 12/01/2019 (a)                       17,400
                   11,100     District of Columbia, Revenue Bonds (George Washington University),
                              VRDN, Series A, 4.25% due 3/01/2006 (a)                                                  11,100
                   26,700     Eagle Tax-Exempt Trust, Washington DC, VRDN, Series 94-A, 4.23%
                              due 6/01/2005 (a)                                                                        26,700

Florida -- 3.3%     3,400     Broward County, Florida, HFA, M/F Housing Revenue Bonds (Margate
                              Investments Project), VRDN, 4.15% due 11/01/2005 (a)                                      3,400
                   33,245     Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              4.05% due 10/01/2007 (a)                                                                 33,245
                    3,900     Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
                              (Florida Power and Light Co.), VRDN, 4% due 6/01/2021 (a)                                 3,900
                    4,300     Dade County, Florida, Special Obligation, Capital Asset Acquisition
                              Bonds, VRDN, 4.35% due 10/01/2010 (a)                                                     4,300
                   74,900     Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 4.10%
                              due 10/05/2022 (a)(f)                                                                    74,900
                   23,700     Eagle Tax-Exempt Trust, Florida, Turnpike 95A, VRDN, Series 96C, Class 0903,
                              3.80% due 7/01/2025 (a)                                                                  23,700
                   24,195     Florida State Municipal Power Agency, Revenue Refunding Bonds (Stanton
                              Project), VRDN, 4% due 10/01/2019 (a)(c)                                                 24,195
                              Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN (a):
                   10,400     3.95% due 5/15/2018                                                                      10,400
                    6,300     4% due 9/01/2025                                                                          6,300
                              Jacksonville, Florida, Electric Authority Revenue Bonds, CP:
                   20,800     3.65% due 10/06/1997                                                                     20,800
                   17,700     3.65% due 10/07/1997                                                                     17,700
                   13,300     3.55% due 10/09/1997                                                                     13,300
                    4,900     Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                              Power & Light Co. Project), VRDN, AMT, 4.10% due 1/01/2027 (a)                            4,900
                              Sunshine State Governmental Finance Commission, Florida, Revenue Bonds, CP:
                   11,625     3.65% due 10/06/1997                                                                     11,625
                   14,700     3.65% due 11/19/1997                                                                     14,700
                    6,660     Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 4.10% due 11/01/2015 (a)(f)                         6,660

Georgia -- 4.1%    32,600     Burke County, Georgia, Development Authority, PCR (Georgia Power
                              Company -- Plant Vogtle Project), VRDN, 2nd Series, 4.05% due
                              4/01/2025 (a)                                                                            32,600
                    8,500     Burke County, Georgia, Development Authority, PCR (Oglethorpe Power
                              Corporation), VRDN, Series A, 4.10% due 1/01/2016 (a)(f)                                  8,500
                   18,000     Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe
                              Power Corporation -- Plant Vogtle Project), Series A, 3.60% due 12/01/1997 (e)           18,000
                   41,000     Cobb County, Georgia, TAN, UT, 4% due 12/31/1997                                         41,031
                              Eagle Tax-Exempt Trust, VRDN (a):
                    9,500     3.75% due 11/01/2005                                                                      9,500
                    9,500     3.80% due 7/01/2020                                                                       9,500
                    3,500     Georgia HFA, Series 88A, 3.85% due 12/01/2016                                             3,500
                   45,000     Fulton County, Georgia, TAN, 4.25% due 12/31/1997                                        45,057
                    8,938     Georgia Municipal Association, Pooled Bonds, COP, VRDN, 4.05% due
                              12/15/2020 (a)(c)                                                                         8,938
                   21,400     Georgia Municipal Gas Authority Revenue Bonds (Gas Portfolio II Project),
                              VRDN, Series A, 4.15% due 11/01/2006 (a)                                                 21,400
                              Georgia State Residential Finance Authority, Home Ownership Mortgage
                              Bonds, AMT, Series A (d):
                    3,690     3.85% due 12/01/1997                                                                      3,690
                    4,605     3.85% due 3/01/1998                                                                       4,605
                   13,145     Georgia State, Tender Options, VRDN, Series 79-A, 3.85% due 8/01/2003 (a)                13,145
                              Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
                              Bonds, VRDN (a):
                    7,005     4.25% due 7/01/2002                                                                       7,005
                    7,340     4.25% due 7/01/2004                                                                       7,340
                              Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN (a):
                   38,000     1st Series, 4.05% due 7/01/2025                                                          38,000
                   24,900     2nd Series, 4.10% due 7/01/2025                                                          24,900
                              Municipal Electric Authority, Georgia (Project One), VRDN (a):
                   18,300     Series B, 4.05% due 1/01/2016                                                            18,300
                   13,000     Series C, 4.05% due 1/01/2020                                                            13,000
                   20,000     Sub-Series E, 4.10% due 1/01/2026                                                        20,000

Idaho -- 0.3%      22,600     Idaho Health Facilities Authority Revenue Bonds (Pooled Financing
                              Program), ACES, 4.15% due 10/01/2010 (a)                                                 22,600

Illinois -- 9.8%    7,000     Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                              4.30% due 6/01/2022 (a)                                                                   7,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines) (a):
                   10,700     DATES, Series B, 4.10% due 12/01/2017                                                    10,700
                    4,500     DATES, Series C, 4.10% due 12/01/2017                                                     4,500
                   13,000     DATES, Series D, 4.10% due 12/01/2017                                                    13,000
                   20,200     VRDN, Series A, 4.10% due 12/01/2017                                                     20,200
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport Second Lien), VRDN (a):
                    6,630     Series B, 4.10% due 1/01/2015                                                             6,630
                   20,500     Series C, 4.05% due 1/01/2018                                                            20,500
                   14,800     Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                              (Compagnie Nationale -- Air France), VRDN, AMT, 4.25% due 5/01/2018 (a)                  14,800
                   24,000     Chicago, Illinois, Park District, Tax Anticipation Warrants, 4.75% due 9/21/1998         24,200
                  121,757     Chicago, Illinois, Tender Notes, 3.55% due 10/31/1997                                   121,757
                   18,100     Chicago, Illinois, VRDN, Series B, 4.05% due 1/01/2012 (a)                               18,100
                   46,000     Cook County, Illinois, VRDN, 4.15% due 12/01/2001 (a)                                    46,000
                   13,800     Eagle Tax-Exempt Trust, Chicago, Illinois, VRDN, Series 95, Class 7090, 4.23%
                              due 1/01/2024 (a)                                                                        13,800
                              Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                              Edison Company Project), VRDN, Series B (a):
                   25,000     4.05% due 12/01/2006 (e)                                                                 25,000
                   42,200     4% due 10/15/2014                                                                        42,200
                    6,000     Illinois Development Finance Authority, Revenue Refunding Bonds (Olin
                              Corporation Project), VRDN, Series A, 4% due 6/01/2004 (a)                                6,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                   16,800     (Art Institute of Chicago), 4.10% due 3/01/2027                                          16,800
                    5,100     (Chicago Historical Society), 4.05% due 12/01/2025                                        5,100
                   26,700     (Illinois Institute of Technology), Series A, 4.05% due 9/01/2025                        26,700
                              Illinois Health Facilities Authority Revenue Bonds (a):
                    6,900     (Central Dupage Healthcorp. Project), VRDN, 4% due 11/01/2020                             6,900
                   13,200     (Decatur Memorial Hospital Project), VRDN, Series A, 4.10% due
                              11/15/2024 (c)                                                                           13,200
                   29,550     (Franciscan Sisters Health Service), VRDN, 4.05% due 1/01/2018                           29,550
                    8,500     (Hospital Sisters Services, Inc.), UPDATES, Series E, 4.10% due
                              12/01/2014 (c)                                                                            8,500
                   41,800     (Northwest Community Hospital), VRDN, 4.05% due 7/01/2025                                41,800
                    7,000     (Pooled Financing Program), VRDN, Series F, 4.05% due 8/01/2015                           7,000
                   29,600     Refunding (Advocate Health Care), VRDN, Series B, 4.15% due 8/15/2022                    29,600
                   48,500     (Resurrection Health Care System), VRDN, 4% due 5/01/2011                                48,500
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation Project):
                   12,000     CP, 3.85% due 10/15/1997                                                                 12,000
                   30,000     CP, 3.65% due 10/31/1997                                                                 30,000
                   15,000     CP, 3.70% due 12/01/1997                                                                 15,000
                   12,000     CP, Series A, 3.90% due 7/31/1998                                                        12,000
                   10,000     Series B, 3.95% due 4/30/1998                                                            10,000
                   10,000     Series C, 3.95% due 4/30/1998                                                            10,000
                   10,000     Series D, 3.95% due 4/30/1998                                                            10,000
                   41,140     Illinois Housing Development Authority Revenue Bonds (Homeowner
                              Mortgage), AMT, Sub-Series B-2, 4.15% due 7/07/1998                                      41,140
                   18,815     Illinois State, GO, VRDN, UT, Series 60, 4.20% due 8/01/2019 (a)(c)                      18,815
                    4,900     Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 4.15% due 3/01/2006 (a)                                              4,900
                   21,350     Regional Transportation Authority, Illinois, VRDN, Series 82, 4.20% due
                              6/01/2025 (a)(c)                                                                         21,350
                   11,100     Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Co. -- Wood River Project), VRDN, AMT, 4.10% due
                              8/01/2021 (a)                                                                            11,100

Indiana -- 4.3%     3,200     Elkhardt County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
                              VRDN, Series A, 4% due 7/01/2027 (a)                                                      3,200
                   28,660     Evansville, Indiana, Hospital Authority Revenue Bonds (Saint Mary's Medical
                              Center of Evansville Inc. -- Daughters of Charity), VRDN, 4.10% due
                              11/01/2013 (a)                                                                           28,660
                              Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                              Hospital), VRDN (a):
                    1,645     Series B, 4.05% due 1/01/2016                                                             1,645
                    2,700     Series B, 4.05% due 1/01/2020                                                             2,700
                    3,505     Series C, 4.05% due 1/01/2016                                                             3,505
                    5,670     Series D, 4.05% due 1/01/2016                                                             5,670
                   87,200     Indiana Bond Bank, Advance Funding Notes, Series A-2, 4.25% due
                              1/21/1998                                                                                87,343
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (a):
                   20,700     (Clarian Health Partners Inc), VRDN, Series B, 4.15% due 2/15/2026                       20,700
                   15,000     (Community Hospitals Project), VRDN, Series A, 4.20% due 7/01/2027                       15,000
                    5,400     (Daughters of Charity National Health System), ACES, Series A, 4.10% due
                              11/01/2022                                                                                5,400
                    1,700     (Daughters of Charity National Health System), ACES, Series B, 4.10% due
                              11/01/2022                                                                                1,700
                   18,200     Refunding (Clarian Health Partners Inc.), VRDN, Series A, 4.15% due
                              2/15/2026 (c)                                                                            18,200
                   11,750     Indiana Health Facilities Financing Authority Revenue Bonds (Capital
                              Access Designated Pool), VRDN, 4.05% due 1/01/2012 (a)                                   11,750
                              Indiana Secondary Market Educational Loans Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B (a)(e):
                   26,900     4.10% due 12/01/2013                                                                     26,900
                   22,500     4.10% due 12/01/2014                                                                     22,500
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service Co.),
                              VRDN (a):
                    8,000     Series B, 4% due 6/01/2013                                                                8,000
                   20,700     Series C, 4% due 4/01/2019                                                               20,700
                   45,325     Marion County, Indiana, Hospital Authority, Hospital Facility Revenue Bonds
                              (Saint Vincent's Hospital and Healthcare Center and Stress Center Inc. --
                              Daughters of Charity), VRDN, 4.10% due 11/01/2013 (a)                                    45,325
                    9,400     Princeton, Indiana, PCR, Refunding (PSI Energy Inc. Project), VRDN,
                              4% due 4/01/2022 (a)                                                                      9,400
                   22,200     Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN,
                              Series A, 4% due 7/01/2025 (a)(e)                                                        22,200

Iowa -- 1.6%        5,000     Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric Project), VRDN,
                              4.10% due 1/01/2023 (a)                                                                   5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                              Paper Company Project), VRDN, Series A (a):
                   52,500     4.05% due 7/01/2023                                                                      52,500
                   42,000     AMT, 4.05% due 6/01/2024                                                                 42,000
                   20,500     AMT, 4.05% due 5/01/2025                                                                 20,500
                    3,700     Iowa Higher Education Loan Authority Revenue Bonds (Private College
                              Facilities), ACES, 4.15% due 12/01/2015 (a)(c)                                            3,700
                   14,500     Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 4.20% due 12/01/2013 (a)(e)                                         14,500

Kansas -- 0.8%      9,100     Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing Project), VRDN, AMT, Series A, 4.20%
                              due 8/01/2024 (a)                                                                         9,100
                   23,700     Kansas State, Department of Transportation, Highway Revenue Bonds, VRDN,
                              Series B, 4.05% due 9/01/2014 (a)                                                        23,700
                              Wichita, Kansas, Hospital Revenue Bonds (CSJ Health Systems), VRDN (a):
                    1,000     4.25% due 10/01/2002                                                                      1,000
                   15,300     4.25% due 10/01/2008                                                                     15,300
                   15,355     Wichita, Kansas, Temporary Notes, UT, Series 192, 4.50% due 2/26/1998                    15,398

Kentucky --         5,100     Ashland, Kentucky, PCR (Calgon Carbon Corporation Project), VRDN, Series A,
2.6%                          4.30% due 10/01/2006 (a)                                                                  5,100
                   22,700     Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 4.15% due
                              11/01/2024 (a)                                                                           22,700
                              Daviess County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Scott Paper Co. Project), VRDN, AMT (a):
                   29,100     Series A, 4.15% due 12/01/2023                                                           29,100
                    9,300     Series A, 4.15% due 5/01/2024                                                             9,300
                   19,800     Series B, 4.15% due 12/01/2023                                                           19,800
                   21,700     Series B, 4.15% due 5/01/2024                                                            21,700
                   13,000     Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN,
                              Series A, 4.50% due 6/25/1998                                                            13,064
                   11,100     Kentucky Economic Development Finance Authority Revenue Bonds (Sisters
                              of Charity), VRDN, 4% due 11/01/2020 (a)                                                 11,100
                   27,421     Kentucky Interlocal School Transportation Association, COP, TRAN, 4.09%
                              due 6/30/1998                                                                            27,433
                   30,805     Kentucky School Boards Finance Corporation, COP, TRAN, Series A, 4.25%
                              due 6/30/1998                                                                            30,874
                   26,800     Kentucky State Pollution Abatement and Water Resource Finance Authority,
                              PCR (Toyota Motors), VRDN, AMT, 4.20% due 8/13/2006 (a)                                  26,800

Louisiana --       31,500     Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
2.1%                          (Citgo Petroleum Corporation), VRDN, AMT, 4.20% due 3/01/2025 (a)                        31,500
                    8,800     Eagle Tax-Exempt Trust, Louisiana State, VRDN, Series 94, Class 3803, 4.23%
                              due 5/01/2008 (a)                                                                         8,800
                   17,550     East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN, 4.05% due 3/01/2022 (a)                                                            17,550
                    5,200     Louisiana Public Facilities Authority, Hospital Revenue Bonds (Hospital
                              Equipment Financing and Refunding Program), VRDN, Series A, 4.35% due
                              12/01/2005 (a)                                                                            5,200
                   17,000     Louisiana Public Facilities Authority Revenue Bonds (Kenner Hotel Ltd.),
                              VRDN, 4% due 12/01/2015 (a)                                                              17,000
                   35,050     Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc. -- First Stage), ACES, 4% due 9/01/2006 (a)                   35,050
                   14,100     Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP
                              Exploration & Oil), VRDN, AMT, 4.15% due 10/01/2024 (a)                                  14,100
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                   19,200     (Shell Oil Company -- Norco Project), AMT, 4.10% due 11/01/2021                          19,200
                    4,400     (Shell Oil Company Project), 3.95% due 6/01/2005                                          4,400
                   21,000     (Shell Oil Company Project), AMT, Series A, 4.10% due 10/01/2022                         21,000
                    4,400     South Louisiana Port Commission, Louisiana, Port Revenue Refunding Bonds
                              (Occidental Petroleum Corp. Project), VRDN, 4% due 7/01/2018 (a)                          4,400

Maine -- 0.0%                 Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a)(e):
                    1,250     Series B, 4.15% due 12/01/2025                                                            1,250
                    1,450     Series F, 4.15% due 12/01/2025                                                            1,450

Maryland --        35,700     Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
1.4%                          VRDN, 3.60% due 10/14/2011 (a)                                                           35,700
                              Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds, VRDN (a):
                   20,000     (Helix Health Hospital), Issue A, 4.10% due 7/01/2026                                    20,000
                   23,400     (Pooled Loan Program), Series A, 4.10% due 4/01/2035                                     23,400
                   23,400     (Saint Agnes Hospital -- Daughters of Charity), 4.10% due 7/01/2013                      23,400
                              Washington Suburban Sanitation District, Maryland, UT:
                    8,200     BAN, 3.80% due 1/01/1999                                                                  8,200
                    4,000     Water Supply Refunding Bonds, 5.75% due 11/01/1997                                        4,007

Massachusetts --   32,130     Clipper Tax-Exempt Trust 1994-2, Massachusetts, VRDN, Class A, 3.89% due
3.1%                          10/17/2002 (a)                                                                           32,130
                   20,900     Eagle Tax-Exempt Trust, Massachusetts State, GO, VRDN, Series C, 4.23% due
                              8/01/2005 (a)                                                                            20,900
                   10,000     Lynn, Massachusetts, Water and Sewer Commission, BAN, UT, Series A,
                              4.25% due 10/08/1997                                                                     10,000
                   139,250    Massachusetts Bay Transportation Authority, Series B, 4.50% due 9/04/1998               140,026
                     2,000    Massachusetts State Municipal Wholesale Electric Company, Power Supply
                              System Revenue Bonds, VRDN, Series C, 4% due 7/01/2019 (a)                                2,000
                              Massachusetts State Port Authority, Revenue Refunding Bonds, VRDN (a):
                    1,900     AMT, Series B, 4.05% due 7/01/2018                                                        1,900
                    5,425     Series A, 4% due 7/01/2015                                                                5,425
                   31,500     Massachusetts State, Refunding, VRDN, Series B, 4.10% due 8/01/2015 (a)                  31,500
                   20,400     Massachusetts State Water Resources Authority, Subordinated General Bonds
                              (Multi-Modal), VRDN, AMT, Series A, 4% due 4/01/2028 (a)(e)                              20,400

Michigan --         3,800     Eagle Tax-Exempt Trust, Michigan, HFA, S/F, VRDN, Series 94, Class 2201, 3.85%
1.7%                          due 6/01/2021 (a)                                                                         3,800
                   17,200     Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds,
                              VRDN, 4% due 1/01/2020 (a)(f)                                                            17,200
                    8,460     Holly, Michigan, Area School District, VRDN, UT, Series 50, 4.20% due
                              5/01/2020 (a)(f)                                                                          8,460
                   47,500     Michigan Municipal Bond Authority Revenue Bonds, Series B, 4.50% due
                              7/02/1998                                                                                47,725
                    4,150     Michigan State Hospital Finance Authority Revenue Bonds (Providence
                              Hospital -- Daughters of Charity), VRDN, 4.10% due 11/01/2014 (a)                         4,150
                    6,150     Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Detroit Edison Co.), VRDN, Series CC, 4% due 9/01/2030 (a)                         6,150
                    1,000     Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                              (Grayling Generating Project), VRDN, AMT, 4.20% due 1/01/2014 (a)                         1,000
                    9,500     Monroe County, Michigan, Economic Development Corp., Limited Obligation
                              Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series CC, 4% due
                              10/01/2024 (a)                                                                            9,500
                              Royal Oak, Michigan, Hospital Finance Authority Revenue Bonds (William
                              Beaumont Hospital), VRDN (a):
                    5,300     Series J, 4.05% due 1/01/2003                                                             5,300
                    4,000     Series L, 4.05% due 1/01/2027                                                             4,000
                              University of Michigan, University Hospital Revenue Bonds, VRDN, Series A (a):
                    7,900     4% due 12/01/2027                                                                         7,900
                   16,000     (Medical Service Plan), 4% due 12/01/2027                                                16,000
                    9,800     Refunding, 4% due 12/01/2019                                                              9,800

Minnesota --       45,000     Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 94, Class C5, 4.23%
0.5%                          due 8/01/2006 (a)                                                                        45,000

Mississippi --     10,000     Harrison County, Mississippi, PCR, Refunding (E.I. du Pont de Nemours & Co.),
0.6%                          VRDN, 4% due 9/01/2010 (a)                                                               10,000
                              Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                              VRDN (a):
                    9,800     4% due 12/01/2016                                                                         9,800
                    9,750     4% due 6/01/2023                                                                          9,750
                   18,360     Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                              (Chevron USA, Inc. Project), VRDN, 4% due 6/01/2023 (a)                                  18,360
                    3,000     Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 4.10% due
                              7/01/2012 (a)                                                                             3,000

Missouri -- 1.1%   30,000     Eagle Tax-Exempt Trust, Missouri, GO, VRDN, Series 1993-E, 4.23% due
                              8/01/2006 (a)                                                                            30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (a):
                    7,800     Series A, 4.10% due 6/01/2017                                                             7,800
                   11,700     Series B, 4.10% due 6/01/2020                                                            11,700
                    5,000     Missouri State Health and Educational Facilities Authority, Health Facilities
                              Revenue Bonds (Sisters of Mercy Health System), VRDN, Series A,
                              4.05% due 6/01/2019 (a)                                                                   5,000
                   12,215     Missouri State Housing Development Commission, S/F Mortgage Revenue
                              Bonds (Homeowner), AMT, Series A-4, 4.05% due 11/03/1997 (h)                             12,215
                   27,700     Saint Louis County, Missouri, IDA, Hospital Revenue Bonds (DePaul Health
                              Center -- Daughters of Charity), VRDN, 4.10% due 11/01/2014 (a)                          27,700

Montana -- 0.7%     6,800     Billings, Montana, M/F Housing Revenue Bonds (West Park Retirement
                              Center), VRDN, 4.10% due 12/01/2007 (a)                                                   6,800
                   50,000     Montana State, TRAN, 4.50% due 6/30/1998                                                 50,248

Nebraska -- 0.6%              Nebraska Higher Education Loan Program, Multiple Mode Student Loan
                              Revenue Bonds, VRDN (a)(c)(i):
                   12,800     Series A, 4.05% due 12/01/2015                                                           12,800
                   13,600     Series B, 4.05% due 12/01/2015                                                           13,600
                    3,100     Series C, 4.05% due 12/01/2015                                                            3,100
                   17,600     Series D, 4.05% due 12/01/2015                                                           17,600
                    3,550     Nebraska Higher Education Loan Program, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 4.15% due 12/01/2016 (a)(i)                                          3,550

Nevada -- 0.6%     44,000     Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                              Series A, 4.10% due 7/01/2012 (a)(c)                                                     44,000
                    7,075     Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT, Series B,
                              4.15% due 5/01/2028 (a)                                                                   7,075

New                 1,400     New Hampshire Higher Educational and Health Facilities Authority Revenue
Hampshire -- 0.4%             Bonds (VHA New England Inc.), VRDN, Series D, 4.15% due 12/01/2025 (a)(e)                 1,400
                   22,000     New Hampshire State, Business Finance Authority, PCR, Refunding (United
                              Illuminating Company), VRDN, AMT, Series A, 4.15% due 7/01/2027 (a)                      22,000
                    5,700     New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties --
                              Pheasant Run Project), VRDN, AMT, 4.10% due 5/01/2025 (a)                                 5,700

New Jersey --      27,300     Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 1996-D, 4.23% due
0.4%                          2/15/2007 (a)                                                                            27,300
                    6,757     Elizabeth, New Jersey, BAN, 4.75% due 1/09/1998                                           6,769

New Mexico --      15,300     Albuquerque, New Mexico, Hospital Revenue Bonds (Saint Joseph's Sisters
0.8%                          of Charity), VRDN, 4.05% due 5/15/2022 (a)                                               15,300
                              Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
                   11,300     AMT, Series C, 4.10% due 9/01/2024                                                       11,300
                   19,500     Refunding, Series A, 4.05% due 5/01/2024                                                 19,500
                   14,100     Refunding, Series B, 4% due 9/01/2024                                                    14,100
                    3,700     Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 4.05% due
                              12/01/2015 (a)                                                                            3,700
                    7,000     New Mexico, Mortgage Finance Authority (S/F Mortgage Program), AMT,
                              Series D-2, 3.95% due 6/15/1998                                                           7,000

New York --                   Municipal Assistance Corporation, New York City, New York, VRDN (a):
3.2%               25,900     Sub-Series K-1, 4.05% due 7/01/2008                                                      25,900
                   15,000     Sub-Series K-2, 4.05% due 7/01/2008                                                      15,000
                   15,000     Nassau County, New York, BAN, UT, Series B, 4.25% due 11/14/1997                         15,006
                              New York City, New York, GO, VRDN, UT (a):
                    8,400     Series B, Sub-Series B-3, 4% due 8/15/2004 (c)                                            8,400
                    3,000     Sub-Series A-7, 4% due 8/01/2019                                                          3,000
                              New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds:
                   23,900     CP, 3.80% due 12/18/1997                                                                 23,900
                   21,500     MSTR, VRDN, Series 27, 4.25% due 6/15/2024 (a)(g)                                        21,500
                   13,300     VRDN, Series G, 4% due 6/15/2024 (a)(f)                                                  13,300
                    6,500     New York State Dormitory Authority Revenue Bonds (Putters-14A), VRDN,
                              4.10% due 7/01/2008 (a)                                                                   6,500
                   17,600     New York State, HFA, Housing Revenue Bonds (East 84th Street), VRDN, AMT,
                              Series A, 3.95% due 11/01/2028 (a)                                                       17,600
                              New York State, Local Government Assistance Corporation, VRDN (a):
                   12,400     Series B, 4% due 4/01/2023                                                               12,400
                   29,700     Series F, 4% due 4/01/2025                                                               29,700
                   41,660     New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.75% due 3/01/1998                                                       41,660
                    9,300     Triborough Bridge and Tunnel Authority, New York, Special Obligation,
                              VRDN, 4.05% due 1/01/2024 (a)(f)                                                          9,300
                   21,500     Westchester County, New York, TAN, UT, 3.48% due 12/11/1997                              21,499

North Carolina --             Craven County, North Carolina, Industrial Facilities and Pollution
0.8%                          Control Financing Authority (Cravenwood Energy Project), VRDN, AMT (a):
                    3,600     Series B, 4.10% due 5/01/2011                                                             3,600
                    3,000     Series C, 4.10% due 5/01/2011                                                             3,000
                   16,875     North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 4.15% due
                              3/01/2012 (a)                                                                            16,875
                              North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
                    1,700     (Duke University Hospital), Series B, 4% due 6/01/2015                                    1,700
                    2,000     (Duke University Hospital Project), Series C, 4% due 6/01/2015                            2,000
                   28,500     (North Carolina Baptist Hospital Project), Series B, 4.05% due 6/01/2022                 28,500
                   10,700     Person County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Solid Waste Disposal Revenue Bonds (Carolina Power
                              and Light Company), AMT, DATES, 4.15% due 11/01/2016 (a)                                 10,700
                    2,000     Raleigh-Durham, North Carolina, Airport Authority, Special Facility
                              Revenue Refunding Bonds (American Airlines), VRDN, Series B, 4.05% due
                              11/01/2015 (a)                                                                            2,000

Ohio -- 0.8%       20,000     Clermont County, Ohio, Hospital Facilities Revenue Refunding Bonds
                              (Mercy Health System), VRDN, Series A, 4.05% due 12/01/2021 (a)                          20,000
                   10,500     Eagle Tax-Exempt Trust, Ohio, Edison, VRDN, Series 95, Class 3502, 4.18% due
                              7/01/2015 (a)                                                                            10,500
                   18,800     Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp. -- Columbus), VRDN, Series A, 4.15% due 12/01/2021 (a)                  18,800
                    1,865     Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.70% due 12/01/2015 (a)                                                  1,865
                    8,100     Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas & Electric), VRDN, Series B, 4% due 9/01/2030 (a)                         8,100
                    4,200     Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.80% due 8/01/2026 (a)                                  4,200
                    3,000     Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central
                              Inc. -- Capital Asset), VRDN, Series C, 4.15% due 12/01/2025 (a)(e)                       3,000

Oklahoma --        10,250     Grand River, Oklahoma, Dam Authority Revenue Bonds, VRDN, Series 42,
0.5%                          4.20% due 6/01/2009 (a)(e)                                                               10,250
                   14,200     Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
                              Electric Co.), VRDN, Series A, 4.10% due 1/01/2025 (a)                                   14,200
                              Oklahoma State Industrial Authority Revenue Bonds (Baptist Medical Center),
                              VRDN (a):
                   10,500     Series A, 4.20% due 8/15/2024                                                            10,500
                    5,500     Series B, 4.20% due 8/15/2023                                                             5,500

Oregon -- 1.6%      8,900     Medford, Oregon, Hospital Facilities Authority Revenue Bonds
                              (Gross-Rogue Valley Health Services), VRDN, 4.10% due 10/01/2016 (a)                      8,900
                   64,000     Multnomah County, Oregon, Portland School District No.1 Bonds, TRAN, 4.25%
                              due 6/26/1998                                                                            64,205
                   24,300     Oregon State, GO, VRDN, Series 73-H, 4.10% due 12/01/2019 (a)                            24,300
                              Oregon State, GO, Veterans' Welfare Bonds, VRDN (a):
                   18,000     Series 73-E, 4.05% due 12/01/2016                                                        18,000
                   15,000     Series 73-G, 4.10% due 12/01/2018                                                        15,000

Pennsylvania --     5,300     Allegheny County, Pennsylvania, Hospital Development Authority Revenue
3.1%                          Bonds (Presbyterian Health Center), VRDN, Series A, 4% due
                              3/01/2020 (a)(c)                                                                          5,300
                   27,000     Allegheny County, Pennsylvania, IDA, PCR (Duquesne), CP, Series A, 3.70%
                              due 2/05/1998                                                                            27,000
                    2,500     Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 4.10% due 12/01/2014 (a)                                                  2,500
                    5,600     Delaware County, Pennsylvania, IDA, PCR (BP Oil Incorporated Project),
                              UPDATES, 4.10% due 12/01/2009 (a)                                                         5,600
                              Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN (a):
                   12,300     1st Series, 4.23% due 5/01/2015                                                          12,300
                   17,000     Series 94, Class 3803, 4.23% due 5/01/2008                                               17,000
                    2,600     Geisinger, Pennsylvania, Health Systems Authority Revenue Bonds, VRDN,
                              Series B, 4.05% due 7/01/2022 (a)                                                         2,600
                   12,000     Lackawanna County, Pennsylvania, MSTR, VRDN, Series 38, 4.25% due
                              9/15/2020 (a)                                                                            12,000
                    3,400     Montgomery County, Pennsylvania, Higher Education and Health Authority,
                              Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 4.10% due
                              9/01/2018 (a)(e)                                                                          3,400
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT (a):
                   11,200     Series A, 4.10% due 1/01/2018 (i)                                                        11,200
                    5,000     Series B, 4.10% due 7/01/2018                                                             5,000
                   19,400     Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds (Temple University), VRDN, 4% due
                              10/01/2009 (a)                                                                           19,400
                   15,000     Pennsylvania State Higher Educational Facilities Authority, Health Services
                              Revenue Bonds (University of Pennsylvania), ACES, Series B, 4.05% due
                              1/01/2024 (a)                                                                            15,000
                              Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                              Bonds (Carnegie Mellon University), VRDN (a):
                   13,300     Series A, 4.05% due 11/01/2025                                                           13,300
                   18,600     Series B, 4.05% due 11/01/2027                                                           18,600
                   15,000     Series C, 4.05% due 11/01/2029                                                           15,000
                   13,200     Series D, 4.05% due 11/01/2030                                                           13,200
                    7,500     Pennsylvania State University (University Project), Series A, 4.50% due
                              11/25/1997                                                                                7,511
                              Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                              Project), VRDN (a):
                    7,100     4.05% due 3/01/2027                                                                       7,100
                   14,100     Series A, 4.05% due 3/01/2027                                                            14,100
                    6,800     Philadelphia, Pennsylvania, IDA, Revenue Bonds (Institute for Cancer
                              Research Project), VRDN, Series A, 4.05% due 7/01/2013 (a)                                6,800
                   10,400     Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1998                          10,437
                    8,900     Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (VHA
                              of Pennsylvania, Inc. -- Capital Financing Program), VRDN, Series L, 4.10%
                              due 12/01/2020 (a)(e)                                                                     8,900
                    5,200     Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                              Refunding Bonds (Northeastern Power Company), VRDN, Series A, 4% due
                              12/01/2022 (a)                                                                            5,200

South Carolina --  15,300     Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
1.8%                          (Amoco Chemical Company Project), VRDN, AMT, 4.10% due 4/01/2027 (a)                     15,300
                    2,000     Berkeley County, South Carolina, PCR, Facilities Refunding (Amoco Chemical
                              Co. Project), VRDN, 4% due 7/01/2012 (a)                                                  2,000
                   17,950     Charleston County, South Carolina, Industrial Revenue Refunding Bonds
                              (Massey Coal Terminal Corp.), VRDN, 4% due 1/01/2007 (a)                                 17,950
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project),
                              VRDN, AMT (a):
                   35,000     4.05% due 4/01/2026                                                                      35,000
                    2,900     4.10% due 4/01/2027                                                                       2,900
                   27,800     Orangeburg County, South Carolina, Solid Waste Disposal Facilities
                              Revenue Bonds (South Carolina Electric & Gas), VRDN, AMT, 4.10% due
                              11/01/2024 (a)                                                                           27,800
                              South Carolina Jobs, EDA, Economic Development Revenue Bonds, VRDN (a):
                    4,490     (Saint Francis Hospital Project), 4% due 7/01/2022                                        4,490
                    5,400     (Wellman, Inc. Project), AMT, 4.15% due 12/01/2010                                        5,400
                   12,095     (Wellman, Inc. Project), AMT, 4.15% due 12/01/2012                                       12,095
                   31,562     South Carolina State, Public Service Authority, Electric System Revenue
                              Bonds, CP, 3.65% due 11/12/1997                                                          31,562

South Dakota --    20,000     Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.2%                          (Homestake Mining), VRDN, AMT, Series A, 4.05% due 7/01/2032 (a)                         20,000

Tennessee --       16,000     Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
1.1%                          Financing -- Tennessee Municipal Bond Fund), VRDN, 4.10% due 10/01/2025 (a)              16,000
                    9,400     Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                              Project), VRDN, AMT, 4.25% due 1/01/2012 (a)                                              9,400
                    8,100     Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 4.15% due 9/01/2001 (a)                                                   8,100
                   13,000     Montgomery County, Tennessee, Public Building Authority Revenue Bonds
                              (Pooled Financing -- Montgomery County Loan), VRDN, 4.10% due 7/01/2019 (a)              13,000
                   14,955     Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc.
                              Project), VRDN, 4.15% due 8/01/2001 (a)                                                  14,955
                    5,500     Nashville and Davidson Counties, Tennessee, Metropolitan Health and
                              Educational Facilities Board Revenue Bonds (Vanderbilt University),
                              Series 85-A, 3.65% due 1/15/1998                                                          5,500
                   16,400     Tennessee State, BAN, VRDN, Series E, 4.05% due 7/02/2001 (a)                            16,400
                   12,000     Volunteer State Student Funding Corporation, Tennessee, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A-1, 4.15% due 12/01/2017 (a)                           12,000

Texas -- 22.6%                Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.), VRDN, AMT (a):
                   53,055     Refunding, Series B, 4.20% due 6/01/2030                                                 53,055
                   24,005     Refunding, Series B, 4.15% due 2/01/2032 (c)                                             24,005
                   90,555     Refunding, Series C, 4.10% due 6/01/2030                                                 90,555
                   15,800     Refunding, Series C, 4.10% due 6/01/2030 (e)                                             15,800
                   15,600     Series A, 4.10% due 4/01/2030                                                            15,600
                   29,500     Brazos River Authority, Texas, Revenue Refunding Bonds (Houston Light
                              and Power Co.), VRDN, AMT, Series 1997, 4.05% due 11/01/2018 (a)(e)                      29,500
                    4,000     Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project), VRDN,
                              AMT, 4.20% due 11/01/2008 (a)                                                             4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN (a):
                   15,785     AMT, Series 46, 4.25% due 11/01/2020 (c)                                                 15,785
                    9,495     AMT, Series 52, 4.25% due 11/01/2017 (c)                                                  9,495
                    6,600     Series 5, 4.25% due 11/01/2015 (f)                                                        6,600
                    5,500     Grapevine, Texas, IDR, Airport Refunding Bonds (Southern Air Transportation
                              Project), VRDN, 4.10% due 3/01/2010 (a)                                                   5,500
                    9,000     Greater East Texas Higher Educational Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN, AMT, Series A, 4.10% due 5/01/1998 (a)(i)                  9,000
                   15,000     Greater Texas Student Loan Corp., Student Loan Revenue Refunding Bonds,
                              AMT, Series A, 3.70% due 3/01/1998 (i)                                                   15,000
                    7,300     Gulf Coast, Texas, IDA, Marine Terminal Revenue Bonds (Amoco Oil Company
                              Project), VRDN, AMT, 4.10% due 4/01/2028 (a)                                              7,300
                              Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corp. Project), VRDN, AMT (a):
                   13,700     4.20% due 5/01/2025                                                                      13,700
                    7,400     4.20% due 4/01/2026                                                                       7,400
                    7,000     Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement
                              Revenue Bonds (Amoco Oil Co. Project), 3.70% due 3/01/1998                                7,000
                              Gulf Coast Waste Disposal Authority, Texas, PCR, VRDN (a):
                   42,200     (Amoco Oil Co. Project), AMT, 4.10% due 5/01/2023                                        42,200
                   20,200     (Amoco Oil Company Project), AMT, 4.10% due 6/01/2024                                    20,200
                   14,400     Refunding (Exxon Project), 4% due 6/01/2020                                              14,400
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                   32,800     4.10% due 7/01/2027                                                                      32,800
                   27,600     Refunding, 4.10% due 8/01/2023                                                           27,600
                   17,710     Harris County, Texas, GO, VRDN, Series 45, 4.20% due 8/15/2016 (a)(f)                    17,710
                              Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds (Methodist Hospital), VRDN (a):
                  130,750     4.10% due 12/01/2025                                                                    130,750
                  106,900     Refunding, 4.10% due 12/01/2026                                                         106,900
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon Project) (a):
                    8,600     DATES, Series 1984-A, 4.05% due 3/01/2024                                                 8,600
                    8,100     VRDN, AMT, 4.05% due 8/15/2027                                                            8,100
                   32,000     Harris County, Texas, Industrial Development Corporation, PCR, Refunding
                              (Shell Oil Company Project), VRDN, 3.95% due 4/01/2027 (a)                               32,000
                   46,100     Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT,
                              Series A, 4.20% due 2/01/2023 (a)                                                        46,100
                              Harris County, Texas, Toll Road Revenue Bonds, Sub-Lien, VRDN (a):
                   25,000     Series H, 4.10% due 8/01/2020                                                            25,000
                   31,900     UT, Series B, 4.10% due 8/01/2015                                                        31,900
                   25,700     UT, Series C, 4.10% due 8/01/2015                                                        25,700
                   15,000     UT, Series D, 4.10% due 8/01/2015                                                        15,000
                              Hockley County, Texas, Industrial Development Corporation, PCR:
                   11,940     (Amoco Project), 3.80% due 11/01/1997                                                    11,940
                   24,200     (Amoco Project -- Standard Oil Co.), 3.75% due 3/01/1998                                 24,205
                   11,000     Houston, Texas, Water and Sewer System Revenue Bonds, MSTR, VRDN,
                              Series 22, 4.20% due 12/01/2020 (a)(c)                                                   11,000
                   72,430     Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN,
                              3rd Junior Lien, 4.10% due 1/01/2013 (a)(c)                                              72,430
                    7,200     Lower Neches Valley Authority, Texas, PCR (Chevron U.S.A. Inc. Project),
                              3.75% due 6/01/1998                                                                       7,200
                   24,400     Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 4% due 7/01/2013 (a)                       24,400
                   18,500     Matagorda County, Texas, Navigational District No. 1, Revenue Refunding
                              Bonds (Houston Light & Power Co. Project), VRDN, AMT, Series 1997,
                              4.15% due 11/01/2028 (a)(e)                                                              18,500
                   18,000     North Central, Texas, Health Facility Development Corp. Revenue Bonds
                              (Methodist Hospital, Dallas), VRDN, Series B, 4.05% due 10/01/2015 (a)(j)                18,000
                              North Texas Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT (a)(i):
                    3,000     Refunding, 4.10% due 3/01/1999                                                            3,000
                   27,900     Refunding, 4.10% due 3/01/2005                                                           27,900
                   29,000     Refunding, Series A, 4.10% due 4/01/2005                                                 29,000
                    5,000     Refunding, Series A, 4.10% due 4/01/2020                                                  5,000
                   12,800     Series C, 4.10% due 4/01/2020 (e)                                                        12,800
                   13,700     Series F, 4.10% due 4/01/2020 (e)                                                        13,700
                              Panhandle Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Bonds, VRDN, AMT, Series A (a)(i):
                    9,000     4.20% due 6/01/2021                                                                       9,000
                   13,700     4.20% due 6/01/2025                                                                      13,700
                    4,700     Refunding, 4.20% due 6/01/2008                                                            4,700
                   18,800     Port Corpus Christi, Texas, Industrial Development Corporation, Sewage and
                              Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project), VRDN,
                              AMT, 4.20% due 4/01/2026 (a)                                                             18,800
                   14,400     Port of Port Arthur, Texas, Navigational District, PCR, Refunding (Texaco Inc.
                              Project), VRDN, 4.10% due 10/01/2024 (a)                                                 14,400
                   21,525     Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Project), VRDN,
                              AMT, Series A, 4.10% due 7/01/2022 (a)(c)                                                21,525
                   15,000     San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 4.15% due 4/01/2004 (a)                              15,000
                   10,000     San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, Series 51, 4.20%
                              due 8/15/2019 (a)(f)                                                                     10,000
                   40,700     South Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Refunding Bonds, VRDN, AMT, 3.75% due 12/01/2027 (a)(c)(i)                               40,700
                   16,850     Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 4.05% due 7/01/2015 (a)                     16,850
                   35,300     Texas State, CP, Series 1993-A, 3.70% due 10/28/1997                                     35,300
                   37,300     Texas State, GO, Refunding (Veterans' Housing Assistance Fund), VRDN, AMT,
                              4.10% due 12/01/2016 (a)                                                                 37,300
                   28,400     Texas State, Multi-Modal Water Development Board, VRDN, Series A, 4.10%
                              due 3/01/2015 (a)                                                                        28,400
                   22,770     Texas State Tender Options, VRDN, 4.20% due 10/01/2008 (a)                               22,770
                  322,500     Texas State, TRAN, Series A, 4.75% due 8/31/1998                                        325,101
                   26,885     Travis County, Texas, Health Facility Development Corp. Revenue Bonds
                              (Daughters of Charity -- Seton Medical Center), VRDN, 4.10% due 11/01/2013 (a)           26,885
                   21,200     Trinity River Authority, Texas, PCR (Texas Utilities Electric), VRDN, AMT,
                              Series 96A, 4.10% due 3/01/2026 (a)(e)                                                   21,200
                              Waco, Texas, Health Facilities Development Corporation, Health Facilities
                              Revenue Bonds (Daughters of Charity -- Providence Hospital), VRDN (a):
                   17,800     4.10% due 11/01/2013                                                                     17,800
                   11,900     Series 88A, 4.10% due 11/01/2018                                                         11,900
                    9,100     West Side Calhoun County, Texas, Development Corporation, PCR
                              (Sohio Chemical Company Project -- Standard Oil), UPDATES,
                              4.10% due 12/01/2015 (a)                                                                  9,100
                    4,200     West Side Calhoun County, Texas, Navigation District, Sewer and Solid
                              Waste Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                              4.15% due 4/01/2031 (a)                                                                   4,200

Utah -- 1.8%       11,500     Davis County, Utah, School District, TAN, 4.50% due 6/30/1998                            11,552
                   23,300     Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 4.05%
                              due 11/01/2024 (a)(e)                                                                    23,300
                    6,180     Jordan, Utah, School District, Tender Option, VRDN, UT, 4.25% due
                              6/15/2007 (a)                                                                             6,180
                    4,550     Salt Lake City, Utah, PCR (Amoco-Standard Oil Project), 3.50% due 10/01/1997              4,550
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                   14,300     4.05% due 2/01/2008                                                                      14,300
                   26,915     Series B, 4.10% due 8/01/2007                                                            26,915
                   15,375     Utah County, Utah, Environmental Improvement Revenue Refunding Bonds
                              (USX Corp. Project), 3.75% due 1/15/1998                                                 15,375
                              Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT (a)(e):
                    6,000     Series C, 4.10% due 11/01/2013                                                            6,000
                   33,500     Series L, 4.10% due 11/01/2025                                                           33,500
                   10,600     Utah State, HFA, S/F Mortgage, VRDN, Series 1, 4.20% due 7/01/2016 (a)                   10,600

Vermont -- 0.4%     1,100     Vermont Educational and Health Buildings Financing Agency Revenue Bonds
                              (VHA -- New England), VRDN, Series G, 4.15% due 12/01/2025 (a)(e)                         1,100
                   29,175     Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                              VRDN, 3.60% due 1/01/2004 (a)                                                            29,175

Virginia -- 1.3%    8,500     Eagle Tax-Exempt Trust, Richmond, Virginia, GO, VRDN, Series 95, Class 7091,
                              4.18% due 1/15/2013 (a)                                                                   8,500
                   27,100     Peninsula Ports Authority, Virginia, Port Facility Revenue Refunding Bonds
                              (Shell Oil Company Project), UPDATES, Series A, 4% due 12/01/2005 (a)                    27,100
                              Rockingham County, Virginia, IDA, Revenue Bonds, VRDN (a):
                   16,000     (Merck & Co.), Series A, 4.30% due 10/01/2020                                            16,000
                    1,000     4.55% due 10/01/2022                                                                      1,000
                              Virginia State, HDA, Commonwealth Mortgage:
                   24,800     AMT, Series G, Sub-Series G, 3.92% due 4/16/1998                                         24,800
                   33,700     Series H, Sub-Series H, 3.84% due 4/16/1998                                              33,700

Washington --      16,300     Eagle Tax-Exempt Trust, Washington State, GO, VRDN, Series 93B, 3.80% due
1.7%                          4/01/2011 (a)                                                                            16,300
                   30,200     Snohomish County, Washington, Public Utility District No. 001, Electric
                              Revenue Bonds (Generation System), VRDN, 4.10% due 1/01/2025 (a)(c)                      30,200
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN (a):
                    6,400     (Arbors on the Park Project), 4.25% due 10/01/2024                                        6,400
                   10,600     (Courtside Apartments Project), AMT, 4.15% due 1/01/2026                                 10,600
                              Washington State Public Power Supply System Revenue Bonds (Nuclear
                              Project No. 1), VRDN (a):
                   18,990     4.25% due 7/01/2004                                                                      18,990
                    5,870     Refunding, Series 1A-1, 4.15% due 7/01/2017                                               5,870
                              Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN (a):
                   22,755     Series 3A-1, 4.10% due 7/01/2018                                                         22,755
                   12,485     Series 3A-2, 4.10% due 7/01/2018                                                         12,485
                              Washington Student Loan Finance Association Revenue Bonds (Guaranteed
                              Student Loan Program), VRDN (a):
                   10,680     AMT, Series B, 3.90% due 1/01/2004                                                       10,680
                   10,400     Second Series, 4.05% due 1/01/2001                                                       10,400

West Virginia --   11,220     Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc
0.1%                          Group Inc. Project), VRDN, 4.15% due 8/01/2005 (a)                                       11,220

Wisconsin --                  Eagle Tax-Exempt Trust, VRDN, Series 94 (a):
1.6%                5,100     Class 4901, Wisconsin, HFA, S/F, 4.23% due 9/01/2015                                      5,100
                   24,300     Class 4905, Milwaukee Sewer Authority, 4.23% due 10/01/2005                              24,300
                    6,500     Hartland, Wisconsin, IDR (Commercial Communications Inc. -- Hegwood LLC
                              Project), VRDN, AMT, 4.25% due 8/01/2009 (a)                                              6,500
                   35,000     Milwaukee, Wisconsin, Revenue Bonds (School Order Notes), Series B,
                              4.25% due 8/27/1998                                                                      35,138
                   19,000     Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power Co.),
                              VRDN, Series C, 4.10% due 9/01/2030 (a)                                                  19,000
                   16,000     Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 4% due 9/01/2015 (a)                                           16,000
                              Wisconsin State Health and Educational Facilities Authority Revenue Bonds (a):
                   10,355     (Daughter's of Charity Health System), ACES, 4.10% due 11/01/2022                        10,355
                   14,500     (Wheaton Franciscan Services), VRDN, 3.95% due 8/15/2016                                 14,500
                    2,150     Wisconsin State Health Facilities Authority Revenue Bonds (Saint Mary's Hospital
                              of Milwaukee -- Daughters of Charity), VRDN, 4.10% due 11/06/2016 (a)                     2,150

Wyoming --                    Lincoln County, Wyoming, PCR:
1.3%               14,350     (Amoco Project -- Standard Oil Ltd.), 3.50% due 10/01/1997                               14,350
                    7,700     (Exxon Project), VRDN, AMT, Series A, 4.10% due 7/01/2017 (a)                             7,700
                    9,000     (Exxon Project), VRDN, AMT, Series B, 4.10% due 7/01/2017 (a)                             9,000
                   10,960     Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                              4.10% due 11/01/2024 (a)(e)                                                              10,960
                   17,150     Sublette County, Wyoming, PCR (Exxon Project), DATES, 4% due 11/01/2014 (a)              17,150
                   18,000     Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN,
                              4% due 7/01/2015 (a)                                                                     18,000
                              Unita County, Wyoming, PCR:
                   12,205     (Amoco Standard Oil Company Industry), Series A, 3.90% due 12/01/1997                    12,211
                   16,640     Refunding (Chevron USA Inc. Project), VRDN, 4% due 8/15/2020 (a)                         16,640

Puerto Rico --     20,000     Puerto Rico Commonwealth, Government Development Bank, CP, 3.70% due
0.2%                          12/09/1997                                                                               20,000
                                                                                                                  -----------

                              Total Investments (Cost -- $8,406,254*) -- 99.9%                                      8,406,254

                              Other Assets Less Liabilities -- 0.1%                                                     9,176
                                                                                                                  -----------

                              Net Assets -- 100.0%                                                                 $8,415,430
                                                                                                                  ===========

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1997.
(b) Prerefunded.
(c) MBIA Insured.
(d) FHA Insured.
(e) AMBAC Insured.
(f) FGIC Insured.
(g) FSA Insured.
(h) GNMA/FNMA Collateralized.
(i) SLMA Collateralized.
(j) BIG Insured.
 *  Cost for Federal income tax purposes.


Portfolio Abbreviations for CMA Tax-Exempt Fund

ACESSM  Adjustable Convertible Extendable Securities
AMT     Alternative Minimum Tax (subject to)
BAN     Bond Anticipation Notes
COP     Certificates of Participation
CP      Commercial Paper
DATES   Daily Adjustable Tax-Exempt Securities
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
MSTR    Municipal Securities Trust Receipts
PCR     Pollution Control Revenue Bonds
RAN     Revenue Anticipation Notes
S/F     Single-Family
TAN     Tax Anticipation Notes
TRAN    Tax Revenue Anticipation Notes
UPDATES Unit Priced Adjustable Tax-Exempt Securities
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.






CMA Tax-Exempt Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $8,406,254,352) (Note 1a)                                              $8,406,254,352
Cash                                                                                                                     85,216
Receivables:
Interest                                                                                $46,947,802
Securities sold                                                                           7,968,399                  54,916,201
                                                                                     --------------
Prepaid registration fees and other assets (Note 1d)                                                                    503,025
                                                                                                                 --------------
Total assets                                                                                                      8,461,758,794
                                                                                                                 --------------

Liabilities:
Payables:
Securities purchased                                                                     40,700,000
Investment adviser (Note 2)                                                               2,897,246
Distributor (Note 2)                                                                      1,934,899
Beneficial interest redeemed                                                                  1,811
Dividends to shareholders (Note 1e)                                                           1,412                  45,535,368
                                                                                     --------------
Accrued expenses and other liabilities                                                                                  793,670
                                                                                                                 --------------
Total liabilities                                                                                                    46,329,038
                                                                                                                 --------------

Net Assets                                                                                                       $8,415,429,756
                                                                                                                 ==============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized                              $841,788,495
Paid-in capital in excess of par                                                                                  7,575,854,590
Undistributed investment income -- net                                                                                   19,471
Accumulated realized capital losses -- net (Note 4)                                                                  (2,232,800)
                                                                                                                 --------------
Net Assets -- Equivalent to $1.00 per share based on 8,417,884,945 shares of
beneficial interest outstanding                                                                                  $8,415,429,756
                                                                                                                 ==============

See Notes to Financial Statements.






CMA Tax-Exempt Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                           $155,733,050

Expenses:
Investment advisory fees (Note 2)                                                      $16,090,122
Distribution fees (Note 2)                                                               5,066,603
Transfer agent fees (Note 2)                                                               877,083
Accounting services (Note 2)                                                               250,947
Custodian fees                                                                             167,118
Printing and shareholder reports                                                            98,598
Professional fees                                                                           38,050
Pricing fees                                                                                33,783
Trustees' fees and expenses                                                                 26,427
Registration fees (Note 1d)                                                                 21,697
Other                                                                                       44,311
                                                                                    --------------
Total expenses                                                                                                       22,714,739
                                                                                                                 --------------
Investment income -- net                                                                                            133,018,311
Realized Gain on Investments -- Net (Note 1c)                                                                            25,302
                                                                                                                 --------------
Net Increase in Net Assets Resulting from Operations                                                               $133,043,613
                                                                                                                 ==============

See Notes to Financial Statements.






CMA Tax-Exempt Fund
Statements of Changes in Net Assets
                                                                                              For the Six           For the
                                                                                              Months Ended         Year Ended
Increase (Decrease) in Net Assets:                                                           Sept. 30, 1997      March 31, 1997
Operations:
Investment income -- net                                                                      $133,018,311        $235,338,847
Realized gain on investments -- net                                                                 25,302           2,077,078
                                                                                          ----------------    ----------------
Net increase in net assets resulting from operations                                           133,043,613         237,415,925
                                                                                          ----------------    ----------------

Dividends to Shareholders (Note 1e):
Investment income -- net                                                                      (133,018,311)       (235,183,162)
                                                                                          ----------------    ----------------
Net decrease in net assets resulting from dividends to shareholders                           (133,018,311)       (235,183,162)
                                                                                          ----------------    ----------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                            14,662,969,685      27,075,188,082
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                         133,018,693         235,179,553
                                                                                          ----------------    ----------------
                                                                                            14,795,988,378      27,310,367,635
Cost of shares redeemed                                                                    (14,727,861,446)    (27,129,482,654)
                                                                                          ----------------    ----------------
Net increase in net assets derived from beneficial
interest transactions                                                                           68,126,932         180,884,981
                                                                                          ----------------    ----------------

Net Assets:
Total increase in net assets                                                                    68,152,234         183,117,744
Beginning of period                                                                          8,347,277,522       8,164,159,778
                                                                                          ----------------    ----------------
End of period*                                                                              $8,415,429,756      $8,347,277,522
                                                                                          ================    ================

*Undistributed investment income -- net                                                            $19,471             $19,471
                                                                                          ================    ================

See Notes to Financial Statements.






CMA Tax-Exempt Fund
Financial Highlights

The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.       Months Ended             For the Year Ended March 31,
                                                            Sept. 30, 1997      1997          1996        1995           1994
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period                             $1.00         $1.00         $1.00         $1.00         $1.00
                                                            ----------    ----------    ----------    ----------    ----------
Investment income -- net                                           .02           .03           .03           .03           .02
                                                            ----------    ----------    ----------    ----------    ----------
Less dividends from investment income -- net                      (.02)         (.03)         (.03)         (.03)         (.02)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                   $1.00         $1.00         $1.00         $1.00         $1.00
                                                            ==========    ==========    ==========    ==========    ==========

Total Investment Return                                           3.19%*        3.00%         3.31%         2.76%         1.96%
                                                            ==========    ==========    ==========    ==========    ==========

Ratios to Average Net Assets:
Expenses                                                           .54%*         .55%          .55%          .55%          .55%
                                                            ==========    ==========    ==========    ==========    ==========
Investment income -- net                                          3.19%*        2.94%         3.26%         2.70%         1.94%
                                                            ==========    ==========    ==========    ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                    $8,415,430    $8,347,278    $8,164,160    $7,391,964    $7,911,960
                                                            ==========    ==========    ==========    ==========    ==========

* Annualized.

  See Notes to Financial Statements.




CMA Tax-Exempt Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of nonresident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $2,258,000, of which $1,358,000 expires in 1998, $210,000 expires in 1999 and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*



* For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
  262-4636].